Taxes on Income (Reconciliation Of The Theoretical Income Tax Expense To The Actual Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes on Income [Abstract]
Profit before income tax expense (benefit) as reported in the consolidated statements of comprehensive income	$ 806	$ 748	$ 1,846
Statutory tax rates	25.00%	25.00%	24.00%
Theoretical tax benefit calculated	202	187	443
Other	(118)	15	14
Changed in liability for undistributed income of subsidiaries	132
Change in valuation allowance	(2,540)	1,095	(492)
Loss on investment in subsidiaries		(1,098)
Adjustment to net loss carryforward	142
Change in effective corporate tax rates	(757)		287
Tax benefit arising from "Beneficiating and Preferred" Enterprises	(70)	(146)	(229)
Foreign tax rate differential in subsidiaries	34	(1)	8
Total	(3,177)	(135)	(412)
Income tax expense (benefit)	$ (2,975)	$ 52	$ 31